American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
May 31, 2025

Avantis Core Fixed Income ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 62.8%
Aerospace and Defense — 1.2%
General Dynamics Corp., 4.25%, 4/1/40	1,429,000	1,249,434
Lockheed Martin Corp., 4.70%, 12/15/31	1,940,000	1,951,188
Lockheed Martin Corp., 3.90%, 6/15/32	923,000	877,361
Lockheed Martin Corp., 5.25%, 1/15/33	2,328,000	2,395,433
Lockheed Martin Corp., 4.75%, 2/15/34	450,000	442,261
Lockheed Martin Corp., 4.80%, 8/15/34	1,062,000	1,042,930
Lockheed Martin Corp., 4.50%, 5/15/36	1,868,000	1,772,021
RTX Corp., 5.15%, 2/27/33	215,000	216,541
RTX Corp., 6.10%, 3/15/34	181,000	192,904
RTX Corp., 6.05%, 6/1/36	971,000	1,031,306
RTX Corp., 4.45%, 11/16/38	351,000	316,863
Textron, Inc., 3.90%, 9/17/29	1,358,000	1,307,450
Textron, Inc., 2.45%, 3/15/31	691,000	603,256
		13,398,948
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 4.875%, 3/3/33	225,000	225,202
United Parcel Service, Inc., 6.20%, 1/15/38	1,805,000	1,925,436
United Parcel Service, Inc., 4.875%, 11/15/40	742,000	682,513
		2,833,151
Automobiles — 1.1%
American Honda Finance Corp., 4.80%, 3/5/30	1,046,000	1,047,862
American Honda Finance Corp., 5.05%, 7/10/31	4,592,000	4,620,016
American Honda Finance Corp., 4.90%, 1/10/34(1)	240,000	233,888
Toyota Motor Credit Corp., 2.15%, 2/13/30	298,000	268,144
Toyota Motor Credit Corp., 4.80%, 1/5/34	192,000	189,475
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,102,000	3,137,059
Volkswagen Group of America Finance LLC, 5.65%, 3/25/32(2)	2,800,000	2,806,493
		12,302,937
Banks — 4.4%
African Development Bank, 0.875%, 3/23/26	1,927,000	1,875,964
African Development Bank, 4.375%, 11/3/27	900,000	909,255
African Development Bank, 3.50%, 9/18/29	600,000	588,388
Asian Development Bank, 1.00%, 4/14/26	496,000	482,626
Asian Development Bank, 2.00%, 4/24/26	1,213,000	1,189,878
Asian Development Bank, 3.625%, 8/28/29	1,310,000	1,293,016
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	832,000	811,645
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	741,000	738,347
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,092,000	1,094,728
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	1,464,000	1,494,050
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	500,000	500,349
Bank of America Corp., 5.875%, 2/7/42	1,988,000	2,039,602
Bank of Montreal, 3.70%, 6/7/25	200,000	199,951
Bank of Montreal, 5.51%, 6/4/31	400,000	413,627
Bank of Nova Scotia, 1.30%, 6/11/25	200,000	199,829
Bank of Nova Scotia, 2.15%, 8/1/31	850,000	731,783
Bank of Nova Scotia, 5.65%, 2/1/34	400,000	413,986
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,857,000	1,705,433
Capital One NA, 4.65%, 9/13/28	700,000	700,730

Citibank NA, 5.57%, 4/30/34	1,700,000	1,741,304
Citigroup, Inc., 8.125%, 7/15/39	535,000	658,982
Citizens Financial Group, Inc., 3.25%, 4/30/30	274,000	253,106
Cooperatieve Rabobank UA, 5.50%, 7/18/25	1,000,000	1,001,284
Cooperatieve Rabobank UA, 5.25%, 5/24/41	2,018,000	1,947,904
Council of Europe Development Bank, 0.875%, 9/22/26	963,000	924,330
Council of Europe Development Bank, 4.125%, 1/24/29	655,000	658,084
Council of Europe Development Bank, 4.50%, 1/15/30	1,055,000	1,076,266
European Bank for Reconstruction & Development, 0.50%, 11/25/25	250,000	245,372
European Investment Bank, 2.75%, 8/15/25	1,313,000	1,308,358
European Investment Bank, 4.375%, 3/19/27	550,000	553,988
European Investment Bank, 4.75%, 6/15/29	700,000	720,954
European Investment Bank, 0.75%, 9/23/30	725,000	613,123
Inter-American Development Bank, 0.625%, 7/15/25	1,289,000	1,283,270
Inter-American Development Bank, 3.125%, 9/18/28	454,000	442,683
Inter-American Development Bank, 1.125%, 1/13/31	1,405,000	1,198,722
International Bank for Reconstruction & Development, 0.375%, 7/28/25	828,000	822,873
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,583,000	1,441,761
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,493,000	1,284,367
International Finance Corp., 0.75%, 10/8/26	870,000	832,772
JPMorgan Chase & Co., 5.50%, 10/15/40	2,556,000	2,544,997
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	1,148,000	1,142,729
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	855,000	832,070
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	625,000	624,832
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	105,342
Nordic Investment Bank, 5.00%, 10/15/25	250,000	250,374
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	913,000	902,046
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,044,000	1,066,156
Royal Bank of Canada, 5.00%, 2/1/33	160,000	160,567
Royal Bank of Canada, 5.00%, 5/2/33	728,000	730,164
Royal Bank of Canada, 5.15%, 2/1/34(1)	750,000	757,376
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	199,890
Sumitomo Mitsui Financial Group, Inc., 5.85%, 7/13/30	270,000	283,233
Toronto-Dominion Bank, 3.20%, 3/10/32	825,000	739,258
Toronto-Dominion Bank, 4.46%, 6/8/32	513,000	497,329
Truist Financial Corp., 3.70%, 6/5/25	200,000	199,978
		47,429,031
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,109,000	2,028,025
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	614,000	590,425
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	395,000	402,884
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34(1)	118,000	118,812
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	886,000	805,272
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	663,000	833,877
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	461,000	462,433
Brown-Forman Corp., 4.75%, 4/15/33	1,709,000	1,692,445
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	605,508
		7,539,681
Biotechnology — 1.1%
AbbVie, Inc., 4.875%, 3/15/30	1,115,000	1,133,443
AbbVie, Inc., 4.95%, 3/15/31	1,559,000	1,585,040
AbbVie, Inc., 4.55%, 3/15/35	2,029,000	1,937,864
AbbVie, Inc., 5.20%, 3/15/35	1,790,000	1,798,615
AbbVie, Inc., 4.50%, 5/14/35	2,839,000	2,700,651
AbbVie, Inc., 4.30%, 5/14/36	330,000	305,481

Amgen, Inc., 5.15%, 11/15/41	425,000	392,274
Biogen, Inc., 5.05%, 1/15/31	1,850,000	1,859,739
Gilead Sciences, Inc., 5.65%, 12/1/41	375,000	372,919
		12,086,026
Broadline Retail — 0.1%
eBay, Inc., 6.30%, 11/22/32	1,074,000	1,155,337
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	236,000	248,038
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	470,000	407,566
		655,604
Capital Markets — 2.3%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	1,600,000	1,572,947
Ameriprise Financial, Inc., 4.50%, 5/13/32	1,421,000	1,393,284
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,216,000	1,227,068
BlackRock Funding, Inc., 5.00%, 3/14/34	1,005,000	1,016,231
Brookfield Finance, Inc., 2.72%, 4/15/31	4,060,000	3,609,554
Cboe Global Markets, Inc., 3.00%, 3/16/32	1,920,000	1,704,054
CME Group, Inc., 5.30%, 9/15/43	1,066,000	1,045,941
Credit Suisse USA LLC, 7.125%, 7/15/32	818,000	915,418
Goldman Sachs Group, Inc., 2.60%, 2/7/30	507,000	463,334
Goldman Sachs Group, Inc., 3.80%, 3/15/30	713,000	688,102
Intercontinental Exchange, Inc., 4.35%, 6/15/29	221,000	220,533
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,637,000	4,780,565
Intercontinental Exchange, Inc., 4.60%, 3/15/33	373,000	366,537
Morgan Stanley, 7.25%, 4/1/32	4,210,000	4,800,358
Nasdaq, Inc., 5.55%, 2/15/34	876,000	899,478
		24,703,404
Chemicals — 1.3%
CF Industries, Inc., 5.15%, 3/15/34	2,222,000	2,157,049
Dow Chemical Co., 9.40%, 5/15/39	725,000	918,259
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,505,000	1,533,472
Eastman Chemical Co., 5.75%, 3/8/33	450,000	461,255
Eastman Chemical Co., 5.625%, 2/20/34	142,000	141,920
EIDP, Inc., 5.125%, 5/15/32	1,850,000	1,867,897
EIDP, Inc., 4.80%, 5/15/33	1,908,000	1,873,365
LYB International Finance III LLC, 5.625%, 5/15/33	908,000	912,850
Mosaic Co., 5.375%, 11/15/28	400,000	407,013
Mosaic Co., 5.45%, 11/15/33(1)	1,784,000	1,787,487
Nutrien Ltd., 2.95%, 5/13/30	622,000	571,270
RPM International, Inc., 4.55%, 3/1/29	1,200,000	1,191,158
		13,822,995
Commercial Services and Supplies — 0.7%
Eaton Capital ULC, 4.45%, 5/9/30	1,800,000	1,794,047
Republic Services, Inc., 4.75%, 7/15/30	1,348,000	1,361,901
Republic Services, Inc., 5.00%, 4/1/34	872,000	873,287
Rollins, Inc., 5.25%, 2/24/35(2)	1,036,000	1,028,340
Waste Management, Inc., 4.80%, 3/15/32	2,555,000	2,559,846
Waste Management, Inc., 4.875%, 2/15/34	490,000	488,858
		8,106,279
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	489,000	514,872
Cisco Systems, Inc., 5.50%, 1/15/40	2,629,000	2,661,030
		3,175,902

Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,156,000	1,958,832
Quanta Services, Inc., 2.35%, 1/15/32	350,000	294,995
		2,253,827
Consumer Finance — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	3,700,000	3,908,753
American Express Co., 3.95%, 8/1/25	828,000	827,607
		4,736,360
Consumer Staples Distribution & Retail — 1.3%
Kroger Co., 7.50%, 4/1/31	1,731,000	1,962,699
Sysco Corp., 5.375%, 9/21/35	5,199,000	5,198,607
Target Corp., 4.50%, 9/15/32	550,000	541,964
Target Corp., 6.50%, 10/15/37	5,095,000	5,544,449
Walmart, Inc., 5.25%, 9/1/35	545,000	567,144
		13,814,863
Containers and Packaging — 0.0%
Sonoco Products Co., 2.85%, 2/1/32	494,000	428,953
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	536,000	409,913
Trustees of Princeton University, 5.70%, 3/1/39	1,653,000	1,748,456
		2,158,369
Diversified REITs — 1.2%
Brixmor Operating Partnership LP, 5.20%, 4/1/32	2,225,000	2,213,082
Essex Portfolio LP, 5.375%, 4/1/35	3,589,000	3,575,558
Host Hotels & Resorts LP, 3.50%, 9/15/30	550,000	501,259
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	255,000	206,847
Prologis LP, 2.25%, 4/15/30	1,815,000	1,630,366
Prologis LP, 4.75%, 1/15/31	1,850,000	1,856,464
Prologis LP, 1.625%, 3/15/31	605,000	512,528
Simon Property Group LP, 5.50%, 3/8/33	721,000	739,402
Simon Property Group LP, 6.75%, 2/1/40	1,411,000	1,573,909
		12,809,415
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.25%, 2/1/32	200,000	169,756
AT&T, Inc., 4.90%, 8/15/37	150,000	141,875
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,232,000	2,617,069
Sprint Capital Corp., 8.75%, 3/15/32	616,000	738,146
Sprint Capital Corp., 6.875%, 11/15/28	431,000	461,172
Telefonica Europe BV, 8.25%, 9/15/30	134,000	154,652
Verizon Communications, Inc., 2.55%, 3/21/31	1,076,000	953,334
Verizon Communications, Inc., 2.36%, 3/15/32	128,000	109,213
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	100,168
Verizon Communications, Inc., 4.50%, 8/10/33	392,000	375,825
Verizon Communications, Inc., 6.40%, 9/15/33	1,403,000	1,521,159
Verizon Communications, Inc., 4.40%, 11/1/34	1,296,000	1,214,179
		8,556,548
Electric Utilities — 4.7%
AEP Texas, Inc., 5.40%, 6/1/33	1,930,000	1,925,575
AEP Texas, Inc., 5.70%, 5/15/34	325,000	326,346
Alabama Power Co., 5.85%, 11/15/33	200,000	210,416
Alabama Power Co., 6.00%, 3/1/39	200,000	211,388
American Electric Power Co., Inc., 2.30%, 3/1/30	484,000	433,252
American Electric Power Co., Inc., 5.95%, 11/1/32	1,029,000	1,073,978
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	615,000	642,444
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,039,000	2,266,575

Commonwealth Edison Co., 5.90%, 3/15/36	2,715,000	2,846,262
Connecticut Light & Power Co., 4.95%, 8/15/34	1,920,000	1,886,957
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	599,974
Constellation Energy Generation LLC, 6.25%, 10/1/39	400,000	415,965
DTE Electric Co., 3.00%, 3/1/32	328,000	294,104
DTE Electric Co., Series C, 2.625%, 3/1/31	812,000	730,251
Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	276,747
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	253,198
Entergy Louisiana LLC, 3.05%, 6/1/31	502,000	459,000
Entergy Louisiana LLC, 5.15%, 9/15/34	292,000	289,014
Eversource Energy, 5.50%, 1/1/34	200,000	199,565
Eversource Energy, 5.95%, 7/15/34	1,363,000	1,404,144
Exelon Corp., 5.125%, 3/15/31	1,860,000	1,884,952
Exelon Corp., 4.95%, 6/15/35	1,050,000	1,003,844
Florida Power & Light Co., 2.45%, 2/3/32	400,000	348,699
Florida Power & Light Co., 5.10%, 4/1/33	1,123,000	1,134,118
Florida Power & Light Co., 5.30%, 6/15/34	1,174,000	1,193,083
Georgia Power Co., 4.70%, 5/15/32	1,442,000	1,426,609
Louisville Gas & Electric Co., 5.45%, 4/15/33	150,000	153,349
MidAmerican Energy Co., 6.75%, 12/30/31	1,449,000	1,616,952
MidAmerican Energy Co., 5.35%, 1/15/34	120,000	123,091
Nevada Power Co., Series N, 6.65%, 4/1/36	2,356,000	2,559,809
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,849,000	1,645,253
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	150,000	149,749
Northern States Power Co., 6.25%, 6/1/36	1,964,000	2,124,536
Ohio Power Co., 2.60%, 4/1/30	180,000	164,032
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	150,000	156,444
Pacific Gas & Electric Co., 5.55%, 5/15/29	996,000	1,009,172
PacifiCorp, 2.70%, 9/15/30	890,000	799,740
PacifiCorp, 7.70%, 11/15/31	684,000	782,294
PPL Electric Utilities Corp., 5.00%, 5/15/33	1,676,000	1,678,173
PPL Electric Utilities Corp., 6.25%, 5/15/39	2,891,000	3,130,891
Public Service Co. of Colorado, 5.35%, 5/15/34	212,000	211,223
Public Service Co. of Colorado, 6.25%, 9/1/37	522,000	552,118
Public Service Electric & Gas Co., 4.90%, 12/15/32	530,000	534,491
Southern California Edison Co., 6.65%, 4/1/29	500,000	520,395
Southern California Edison Co., 5.25%, 3/15/30	1,038,000	1,043,995
Southern Co., 5.70%, 3/15/34	502,000	516,893
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	300,000	299,538
Union Electric Co., 2.95%, 3/15/30	1,916,000	1,791,229
Virginia Electric & Power Co., 5.30%, 8/15/33	150,000	150,352
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,159,000	1,207,410
Wisconsin Electric Power Co., 4.60%, 10/1/34	3,489,000	3,393,749
Wisconsin Power & Light Co., 3.00%, 7/1/29	442,000	415,895
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	160,000
Xcel Energy, Inc., 5.45%, 8/15/33	810,000	812,626
		51,439,859
Electrical Equipment — 0.2%
Emerson Electric Co., 5.00%, 3/15/35	1,740,000	1,749,541
Energy Equipment and Services — 0.5%
Halliburton Co., 7.45%, 9/15/39	1,477,000	1,687,536
Schlumberger Holdings Corp., 4.85%, 5/15/33(2)	420,000	406,211
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	3,949,000	3,830,777
		5,924,524

Entertainment — 0.1%
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	1,256,000	1,424,711
Financial Services — 1.8%
Apollo Global Management, Inc., 6.375%, 11/15/33	3,149,000	3,381,071
Corebridge Financial, Inc., 3.90%, 4/5/32	900,000	828,956
Corebridge Financial, Inc., 6.05%, 9/15/33	656,000	680,504
Corebridge Financial, Inc., 5.75%, 1/15/34	553,000	563,552
Equitable Holdings, Inc., 5.59%, 1/11/33	825,000	841,683
Fidelity National Information Services, Inc., 5.10%, 7/15/32	435,000	436,344
Global Payments, Inc., 2.90%, 5/15/30	555,000	503,112
Mastercard, Inc., 2.00%, 11/18/31	1,297,000	1,117,229
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	580,000	675,049
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33(1)	4,089,000	4,273,316
Visa, Inc., 4.15%, 12/14/35	6,549,000	6,167,636
		19,468,452
Food Products — 1.9%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,715,000	2,569,449
Archer-Daniels-Midland Co., 2.90%, 3/1/32	650,000	578,966
Archer-Daniels-Midland Co., 5.94%, 10/1/32	1,422,000	1,518,668
Archer-Daniels-Midland Co., 4.50%, 8/15/33	992,000	956,783
Conagra Brands, Inc., 8.25%, 9/15/30	615,000	707,409
Conagra Brands, Inc., 5.30%, 11/1/38	3,526,000	3,305,974
General Mills, Inc., 2.25%, 10/14/31	361,000	309,759
General Mills, Inc., 4.95%, 3/29/33	100,000	98,902
Hershey Co., 4.50%, 5/4/33	1,599,000	1,563,085
Ingredion, Inc., 2.90%, 6/1/30	996,000	916,601
J.M. Smucker Co., 4.25%, 3/15/35	998,000	908,915
Kraft Heinz Foods Co., 5.20%, 3/15/32	1,790,000	1,796,059
Kraft Heinz Foods Co., 6.875%, 1/26/39	680,000	734,597
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,212,000	1,069,657
Mars, Inc., 5.00%, 3/1/32(2)	2,660,000	2,670,161
Mondelez International, Inc., 1.50%, 2/4/31	1,167,000	983,432
Tyson Foods, Inc., 4.35%, 3/1/29	255,000	252,291
		20,940,708
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	554,000	504,610
Southern California Gas Co., 5.20%, 6/1/33	100,000	99,789
		604,399
Ground Transportation — 1.9%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	910,000	930,756
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	490,000	462,354
Canadian National Railway Co., 3.85%, 8/5/32	1,269,000	1,186,826
Canadian National Railway Co., 6.25%, 8/1/34	5,862,000	6,342,655
Canadian Pacific Railway Co., 4.80%, 3/30/30	1,690,000	1,703,026
Canadian Pacific Railway Co., 5.20%, 3/30/35	1,740,000	1,734,673
CSX Corp., 4.10%, 11/15/32	741,000	706,032
CSX Corp., 5.20%, 11/15/33	405,000	410,973
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,175,000	2,188,571
Uber Technologies, Inc., 4.80%, 9/15/34	2,449,000	2,364,755
Union Pacific Corp., 2.80%, 2/14/32	1,059,000	942,257
Union Pacific Corp., 4.50%, 1/20/33	1,427,000	1,397,352
		20,370,230
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories, 6.00%, 4/1/39	2,247,000	2,434,767
Boston Scientific Corp., 6.50%, 11/15/35	750,000	829,347

DH Europe Finance II SARL, 3.25%, 11/15/39	670,000	524,180
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	795,000	832,503
Medtronic Global Holdings SCA, 4.50%, 3/30/33	400,000	391,019
Medtronic, Inc., 4.375%, 3/15/35	3,239,000	3,082,065
Smith & Nephew PLC, 2.03%, 10/14/30	744,000	645,786
Solventum Corp., 5.45%, 3/13/31	193,000	197,652
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	2,670,000	2,696,032
		11,633,351
Health Care Providers and Services — 1.6%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 6/15/30	490,000	437,668
Bon Secours Mercy Health, Inc., 3.46%, 6/1/30	480,000	455,895
Cigna Group, 5.40%, 3/15/33	400,000	406,631
Cigna Group, 5.25%, 2/15/34	400,000	399,580
Cigna Group, 4.80%, 8/15/38	2,154,000	1,970,758
CommonSpirit Health, 2.78%, 10/1/30	550,000	496,567
Elevance Health, Inc., 5.35%, 10/15/25	300,000	300,487
Elevance Health, Inc., 4.10%, 5/15/32	2,000,000	1,885,760
Elevance Health, Inc., 6.375%, 6/15/37	2,390,000	2,519,363
HCA, Inc., 4.125%, 6/15/29	1,245,000	1,212,526
HCA, Inc., 5.45%, 4/1/31	543,000	553,068
HCA, Inc., 3.625%, 3/15/32	1,836,000	1,666,723
HCA, Inc., 5.60%, 4/1/34	135,000	135,797
Humana, Inc., 4.875%, 4/1/30	996,000	992,022
Humana, Inc., 2.15%, 2/3/32	844,000	691,758
Humana, Inc., 5.875%, 3/1/33	640,000	650,535
Humana, Inc., 5.95%, 3/15/34	641,000	651,170
Humana, Inc., 5.55%, 5/1/35	1,940,000	1,906,135
UnitedHealth Group, Inc., 4.95%, 1/15/32	400,000	397,850
UnitedHealth Group, Inc., 4.50%, 4/15/33	150,000	143,116
		17,873,409
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	1,405,000	1,271,798
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	245,000	201,346
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	700,000	664,908
Healthpeak OP LLC, 4.00%, 6/1/25	286,000	286,000
Healthpeak OP LLC, 5.25%, 12/15/32	450,000	449,562
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	2,075,000	1,873,170
Welltower OP LLC, 4.00%, 6/1/25	630,000	630,000
		5,376,784
Hotels, Restaurants and Leisure — 1.1%
Darden Restaurants, Inc., 6.30%, 10/10/33	375,000	397,240
Expedia Group, Inc., 3.25%, 2/15/30	2,099,000	1,958,237
Hyatt Hotels Corp., 5.75%, 3/30/32	1,798,000	1,815,735
Marriott International, Inc., 5.55%, 10/15/28	1,794,000	1,851,142
Marriott International, Inc., 5.10%, 4/15/32	1,940,000	1,932,222
McDonald's Corp., 4.60%, 5/15/30	2,015,000	2,022,672
McDonald's Corp., 4.70%, 12/9/35	1,051,000	1,011,317
McDonald's Corp., 6.30%, 3/1/38	974,000	1,047,841
		12,036,406
Household Durables — 0.5%
PulteGroup, Inc., 6.375%, 5/15/33	5,314,000	5,609,978
Household Products — 0.2%
Procter & Gamble Co., 5.55%, 3/5/37	1,775,000	1,890,149
Industrial Conglomerates — 1.3%
3M Co., 4.80%, 3/15/30	2,150,000	2,166,782

3M Co., 5.70%, 3/15/37	1,256,000	1,290,365
Eaton Corp., 4.15%, 3/15/33	2,834,000	2,713,894
Honeywell International, Inc., 5.00%, 2/15/33	1,333,000	1,336,193
Honeywell International, Inc., 4.50%, 1/15/34	101,000	97,183
Honeywell International, Inc., 5.00%, 3/1/35	1,403,000	1,392,388
Honeywell International, Inc., 5.70%, 3/15/37	4,487,000	4,619,191
Siemens Funding BV, 4.60%, 5/28/30(2)	1,000,000	1,002,335
		14,618,331
Insurance — 3.2%
Allstate Corp., 5.25%, 3/30/33	2,296,000	2,326,160
American International Group, Inc., 5.125%, 3/27/33	220,000	220,222
American International Group, Inc., 6.25%, 5/1/36	2,400,000	2,541,309
Aon Corp., 2.80%, 5/15/30	834,000	764,456
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	640,000	651,152
Chubb Corp., Series 1, 6.50%, 5/15/38	1,361,000	1,505,705
Chubb INA Holdings LLC, 5.00%, 3/15/34	1,030,000	1,031,278
Cincinnati Financial Corp., 6.125%, 11/1/34	3,264,000	3,441,094
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	1,798,000	1,810,448
Hartford Insurance Group, Inc., 2.80%, 8/19/29	655,000	610,682
Hartford Insurance Group, Inc., 6.10%, 10/1/41	1,719,000	1,747,368
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	400,000	354,813
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	1,311,000	1,221,314
Principal Financial Group, Inc., 6.05%, 10/15/36	3,643,000	3,822,753
Progressive Corp., 6.625%, 3/1/29	600,000	648,025
Progressive Corp., 3.20%, 3/26/30	586,000	556,014
Progressive Corp., 6.25%, 12/1/32	1,429,000	1,556,140
Progressive Corp., 4.95%, 6/15/33	1,000,000	1,009,978
Prudential Financial, Inc., 5.20%, 3/14/35	1,790,000	1,781,446
Prudential Financial, Inc., 6.625%, 6/21/40	2,592,000	2,853,231
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	397,000	408,257
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,335,000	1,254,527
Travelers Cos., Inc., 6.25%, 6/15/37	1,760,000	1,912,440
Travelers Property Casualty Corp., 6.375%, 3/15/33	685,000	755,280
		34,784,092
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32	1,515,000	1,436,036
IT Services — 1.0%
International Business Machines Corp., 1.95%, 5/15/30	2,225,000	1,962,966
International Business Machines Corp., 4.40%, 7/27/32	1,857,000	1,801,388
International Business Machines Corp., 5.60%, 11/30/39	1,227,000	1,233,395
Leidos, Inc., 4.375%, 5/15/30	2,282,000	2,222,818
Leidos, Inc., 5.75%, 3/15/33	145,000	149,043
VeriSign, Inc., 5.25%, 6/1/32	3,139,000	3,164,749
		10,534,359
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc., 2.75%, 9/15/29	359,000	333,322
Revvity, Inc., 3.30%, 9/15/29	1,390,000	1,307,206
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,650,000	2,706,683
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32	522,000	526,386
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	799,000	806,827
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	207,000	209,641
		5,890,065
Machinery — 1.5%
Caterpillar, Inc., 5.20%, 5/15/35	1,850,000	1,857,337
Caterpillar, Inc., 5.20%, 5/27/41	1,477,000	1,442,242

CNH Industrial Capital LLC, 5.50%, 1/12/29	1,845,000	1,893,140
Cummins, Inc., 4.70%, 2/15/31	1,850,000	1,844,260
Cummins, Inc., 5.15%, 2/20/34	203,000	204,681
IDEX Corp., 3.00%, 5/1/30	337,000	310,426
John Deere Capital Corp., 4.40%, 9/8/31	1,707,000	1,690,093
John Deere Capital Corp., 3.90%, 6/7/32	719,000	684,077
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	288,000	288,413
John Deere Capital Corp., Series I, 5.15%, 9/8/33	1,221,000	1,243,433
Nordson Corp., 5.80%, 9/15/33	100,000	104,028
Oshkosh Corp., 4.60%, 5/15/28	1,948,000	1,940,839
PACCAR Financial Corp., 5.00%, 3/22/34	1,374,000	1,373,555
Parker-Hannifin Corp., 4.20%, 11/21/34	698,000	654,040
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,029,000	1,027,833
		16,558,397
Media — 1.4%
Comcast Corp., 2.65%, 2/1/30	2,117,000	1,951,720
Comcast Corp., 3.40%, 4/1/30	350,000	332,511
Comcast Corp., 4.25%, 10/15/30	1,039,000	1,023,786
Comcast Corp., 4.95%, 5/15/32	1,850,000	1,860,888
Comcast Corp., 5.50%, 11/15/32	165,000	171,096
Comcast Corp., 7.05%, 3/15/33	280,000	315,497
Comcast Corp., 5.65%, 6/15/35	530,000	546,433
Comcast Corp., 3.90%, 3/1/38	520,000	440,469
Fox Corp., 4.71%, 1/25/29	135,000	135,356
Fox Corp., 5.48%, 1/25/39	1,961,000	1,878,359
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	560,000	562,260
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	410,000	409,716
Walt Disney Co., 6.55%, 3/15/33	1,044,000	1,165,044
Walt Disney Co., 6.40%, 12/15/35	2,471,000	2,744,598
Walt Disney Co., 6.65%, 11/15/37	1,517,000	1,709,805
		15,247,538
Metals and Mining — 1.0%
Barrick North America Finance LLC, 5.70%, 5/30/41	433,000	423,093
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	1,992,000	1,976,067
Freeport-McMoRan, Inc., 4.625%, 8/1/30	200,000	196,490
Kinross Gold Corp., 6.25%, 7/15/33	2,952,000	3,113,853
Newmont Corp., 2.25%, 10/1/30	452,000	404,504
Newmont Corp., 5.875%, 4/1/35	1,679,000	1,765,649
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	2,300,000	2,326,609
Steel Dynamics, Inc., 3.25%, 1/15/31	904,000	830,536
		11,036,801
Multi-Utilities — 1.1%
CenterPoint Energy, Inc., 5.40%, 6/1/29	1,204,000	1,238,119
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	650,000	655,058
Consumers Energy Co., 4.625%, 5/15/33	3,406,000	3,317,369
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	480,404
Dominion Energy, Inc., 5.95%, 6/15/35	1,700,000	1,755,644
NiSource, Inc., 2.95%, 9/1/29	504,000	472,181
NiSource, Inc., 3.60%, 5/1/30	100,000	95,211
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,431,000	1,229,551
San Diego Gas & Electric Co., 5.40%, 4/15/35	1,798,000	1,804,134
Sempra, 6.00%, 10/15/39	415,000	412,355
		11,460,026
Oil, Gas and Consumable Fuels — 4.5%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,036,000	1,040,668

BP Capital Markets America, Inc., 4.87%, 11/25/29	1,965,000	1,992,328
BP Capital Markets America, Inc., 4.81%, 2/13/33	911,000	894,667
BP Capital Markets America, Inc., 4.89%, 9/11/33	982,000	965,838
BP Capital Markets America, Inc., 4.99%, 4/10/34	946,000	933,704
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,947,000	2,932,289
Cheniere Energy Partners LP, 5.95%, 6/30/33	100,000	102,364
Chevron USA, Inc., 4.69%, 4/15/30	1,280,000	1,296,189
Chevron USA, Inc., 6.00%, 3/1/41	2,496,000	2,593,531
ConocoPhillips, 6.50%, 2/1/39	1,550,000	1,690,464
ConocoPhillips Co., 6.80%, 3/15/32(2)	225,000	245,214
ConocoPhillips Co., 6.60%, 10/1/37(2)	996,000	1,092,261
DCP Midstream Operating LP, 8.125%, 8/16/30	2,783,000	3,210,444
Diamondback Energy, Inc., 5.40%, 4/18/34	326,000	320,052
Diamondback Energy, Inc., 5.55%, 4/1/35	1,890,000	1,865,011
Enbridge Energy Partners LP, Series B, 7.50%, 4/15/38	1,036,000	1,167,992
Enbridge, Inc., 5.70%, 3/8/33	130,000	132,647
Energy Transfer LP, 6.10%, 12/1/28	350,000	365,557
Energy Transfer LP, 5.25%, 4/15/29	185,000	187,878
Energy Transfer LP, 7.50%, 7/1/38	515,000	576,523
EQT Corp., 7.00%, 2/1/30	857,000	917,731
Equinor ASA, 1.75%, 1/22/26	746,000	732,769
Equinor ASA, 7.25%, 9/23/27	1,146,000	1,221,603
Equinor ASA, 3.125%, 4/6/30	970,000	915,914
Exxon Mobil Corp., 4.23%, 3/19/40	455,000	398,869
Hess Corp., 7.875%, 10/1/29	913,000	1,021,819
Hess Corp., 7.30%, 8/15/31	950,000	1,064,739
Kinder Morgan, Inc., 7.80%, 8/1/31	118,000	134,191
Kinder Morgan, Inc., 5.20%, 6/1/33	221,000	218,200
Kinder Morgan, Inc., 5.30%, 12/1/34	2,533,000	2,477,890
MPLX LP, 5.00%, 3/1/33	365,000	354,414
Phillips 66 Co., 5.30%, 6/30/33	400,000	398,407
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	2,210,000	2,320,265
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	1,116,000	1,140,395
Shell International Finance BV, 6.375%, 12/15/38	866,000	940,199
Shell International Finance BV, 5.50%, 3/25/40	455,000	452,973
Suncor Energy, Inc., 6.85%, 6/1/39	670,000	718,260
Targa Resources Corp., 6.125%, 3/15/33	1,030,000	1,061,315
Targa Resources Corp., 6.50%, 3/30/34	450,000	473,337
TransCanada PipeLines Ltd., 6.20%, 10/15/37	515,000	525,469
TransCanada PipeLines Ltd., 7.625%, 1/15/39	1,049,000	1,202,806
Valero Energy Corp., 5.15%, 2/15/30	2,350,000	2,377,622
Valero Energy Corp., 6.625%, 6/15/37	1,079,000	1,133,272
Williams Cos., Inc., 4.00%, 9/15/25	1,951,000	1,946,846
Williams Cos., Inc., 4.90%, 3/15/29	250,000	252,189
Williams Cos., Inc., 5.65%, 3/15/33	350,000	358,578
		48,365,693
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31	1,460,000	1,766,771
Passenger Airlines — 0.1%
Southwest Airlines Co., 2.625%, 2/10/30	869,000	782,416
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	283,000	273,022
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	2,123,000	2,103,949
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,222,000	2,345,915
Kenvue, Inc., 4.90%, 3/22/33	605,000	607,222

Unilever Capital Corp., 5.90%, 11/15/32	2,307,000	2,494,293
Unilever Capital Corp., 5.00%, 12/8/33(1)	700,000	711,297
Unilever Capital Corp., 4.625%, 8/12/34	750,000	736,806
		9,272,504
Pharmaceuticals — 3.3%
Astrazeneca Finance LLC, 2.25%, 5/28/31	1,039,000	917,105
Astrazeneca Finance LLC, 4.875%, 3/3/33	750,000	753,629
Astrazeneca Finance LLC, 5.00%, 2/26/34	150,000	151,046
AstraZeneca PLC, 1.375%, 8/6/30	245,000	210,221
AstraZeneca PLC, 6.45%, 9/15/37	1,034,000	1,142,071
Bristol-Myers Squibb Co., 5.75%, 2/1/31	456,000	482,634
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,868,000	1,913,119
Bristol-Myers Squibb Co., 2.95%, 3/15/32	937,000	838,104
Bristol-Myers Squibb Co., 5.90%, 11/15/33	544,000	577,055
Bristol-Myers Squibb Co., 5.20%, 2/22/34	3,488,000	3,515,880
Bristol-Myers Squibb Co., 4.125%, 6/15/39	785,000	681,414
Eli Lilly & Co., 4.70%, 2/27/33	565,000	563,173
Eli Lilly & Co., 4.70%, 2/9/34	400,000	393,824
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	2,075,000	2,074,406
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	983,000	1,008,807
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	3,218,000	3,507,866
Johnson & Johnson, 3.625%, 3/3/37	1,156,000	1,014,568
Johnson & Johnson, 5.85%, 7/15/38	3,295,000	3,542,433
Merck & Co., Inc., 4.50%, 5/17/33	55,000	54,066
Merck & Co., Inc., 6.50%, 12/1/33	1,057,000	1,180,421
Merck & Co., Inc., 4.90%, 5/17/44	2,525,000	2,307,661
Novartis Capital Corp., 4.20%, 9/18/34	800,000	757,793
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,376,000	1,385,231
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	172,159
Pfizer, Inc., 4.00%, 12/15/36	220,000	198,847
Pfizer, Inc., 7.20%, 3/15/39	525,000	612,426
Royalty Pharma PLC, 2.20%, 9/2/30	2,531,000	2,207,674
Royalty Pharma PLC, 2.15%, 9/2/31	265,000	224,084
Wyeth LLC, 6.50%, 2/1/34	1,126,000	1,239,139
Wyeth LLC, 5.95%, 4/1/37	1,625,000	1,703,313
		35,330,169
Professional Services — 0.7%
Automatic Data Processing, Inc., 4.45%, 9/9/34	165,000	159,225
Paychex, Inc., 5.35%, 4/15/32	1,956,000	1,985,866
Paychex, Inc., 5.60%, 4/15/35	1,806,000	1,837,189
Verisk Analytics, Inc., 4.125%, 3/15/29	991,000	976,527
Verisk Analytics, Inc., 5.25%, 3/15/35	2,760,000	2,735,074
		7,693,881
Real Estate Management and Development — 0.1%
CBRE Services, Inc., 5.95%, 8/15/34	527,000	544,873
Residential REITs — 1.0%
AvalonBay Communities, Inc., 5.00%, 2/15/33	3,434,000	3,418,814
AvalonBay Communities, Inc., 5.35%, 6/1/34	2,447,000	2,485,147
Camden Property Trust, 2.80%, 5/15/30	1,116,000	1,023,003
UDR, Inc., 3.00%, 8/15/31	1,850,000	1,660,516
UDR, Inc., 2.10%, 8/1/32	1,749,000	1,419,337
UDR, Inc., 1.90%, 3/15/33	1,287,000	1,007,179
		11,013,996
Retail REITs — 0.2%
Realty Income Corp., 3.25%, 1/15/31	500,000	462,045

Realty Income Corp., 5.625%, 10/13/32	415,000	429,375
Realty Income Corp., 5.125%, 4/15/35	975,000	964,248
		1,855,668
Semiconductors and Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc., 3.92%, 6/1/32	250,000	238,006
Analog Devices, Inc., 5.05%, 4/1/34	715,000	720,879
Applied Materials, Inc., 5.85%, 6/15/41	2,910,000	3,020,430
Broadcom, Inc., 4.30%, 11/15/32	1,050,000	1,003,286
Broadcom, Inc., 2.60%, 2/15/33(2)	691,000	583,562
Broadcom, Inc., 4.93%, 5/15/37(2)	1,493,000	1,423,163
KLA Corp., 4.65%, 7/15/32	2,476,000	2,460,743
Marvell Technology, Inc., 2.95%, 4/15/31	2,240,000	2,003,674
Micron Technology, Inc., 6.75%, 11/1/29	2,381,000	2,546,466
Micron Technology, Inc., 4.66%, 2/15/30	580,000	572,456
Micron Technology, Inc., 5.875%, 2/9/33	550,000	562,455
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	504,000	516,867
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	273,183
QUALCOMM, Inc., 4.25%, 5/20/32	219,000	214,095
QUALCOMM, Inc., 4.65%, 5/20/35	600,000	588,997
Texas Instruments, Inc., 4.90%, 3/14/33	600,000	606,669
Texas Instruments, Inc., 4.85%, 2/8/34	771,000	771,309
Texas Instruments, Inc., 3.875%, 3/15/39	898,000	777,690
		18,883,930
Software — 1.0%
Autodesk, Inc., 2.85%, 1/15/30	2,137,000	1,982,280
Intuit, Inc., 5.20%, 9/15/33	491,000	502,416
Microsoft Corp., 3.50%, 2/12/35	1,148,000	1,058,547
Microsoft Corp., 4.20%, 11/3/35	580,000	565,006
Microsoft Corp., 3.45%, 8/8/36	1,849,000	1,637,283
Microsoft Corp., 4.10%, 2/6/37	499,000	470,082
Oracle Corp., 4.65%, 5/6/30	237,000	237,249
Oracle Corp., 2.875%, 3/25/31	1,558,000	1,405,113
Oracle Corp., 3.90%, 5/15/35	676,000	599,471
Oracle Corp., 3.85%, 7/15/36	690,000	595,473
Oracle Corp., 3.80%, 11/15/37	147,000	122,665
Oracle Corp., 6.50%, 4/15/38	1,689,000	1,799,023
		10,974,608
Specialized REITs — 1.0%
American Tower Corp., 2.90%, 1/15/30	1,233,000	1,139,022
American Tower Corp., 4.90%, 3/15/30	1,940,000	1,952,083
American Tower Corp., 2.10%, 6/15/30	171,000	150,348
American Tower Corp., 5.65%, 3/15/33	160,000	164,448
American Tower Corp., 5.55%, 7/15/33	1,087,000	1,106,791
American Tower Corp., 5.35%, 3/15/35(1)	2,225,000	2,235,435
Crown Castle, Inc., 5.60%, 6/1/29	700,000	719,491
Crown Castle, Inc., 3.10%, 11/15/29	345,000	321,230
Crown Castle, Inc., 2.10%, 4/1/31	1,974,000	1,668,381
Crown Castle, Inc., 5.10%, 5/1/33	175,000	171,563
Equinix, Inc., 1.25%, 7/15/25	252,000	250,896
Public Storage Operating Co., 2.30%, 5/1/31	185,000	162,335
Public Storage Operating Co., 2.25%, 11/9/31	249,000	214,556
VICI Properties LP, 5.625%, 4/1/35	925,000	914,823
Weyerhaeuser Co., 4.00%, 11/15/29	150,000	146,120
		11,317,522

Specialty Retail — 1.0%
AutoZone, Inc., 4.75%, 2/1/33	435,000	423,065
AutoZone, Inc., 5.20%, 8/1/33	1,790,000	1,795,194
Home Depot, Inc., 4.85%, 6/25/31	800,000	813,290
Home Depot, Inc., 4.95%, 6/25/34	2,410,000	2,411,965
Home Depot, Inc., 5.875%, 12/16/36	2,374,000	2,508,156
Home Depot, Inc., 5.95%, 4/1/41	1,133,000	1,174,060
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	111,719
Lowe's Cos., Inc., 5.50%, 10/15/35	1,758,000	1,802,084
		11,039,533
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 4.50%, 2/23/36	405,000	398,417
Dell International LLC/EMC Corp., 6.20%, 7/15/30	100,000	105,956
Dell International LLC/EMC Corp., 5.75%, 2/1/33	2,057,000	2,129,523
Dell, Inc., 6.50%, 4/15/38	1,462,000	1,513,533
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	2,078,000	2,160,691
HP, Inc., 4.20%, 4/15/32	312,000	291,839
HP, Inc., 5.50%, 1/15/33	280,000	279,060
NetApp, Inc., 5.50%, 3/17/32	2,660,000	2,696,033
		9,575,052
Transportation Infrastructure — 0.1%
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	788,989	674,126
Water Utilities — 0.3%
American Water Capital Corp., 2.30%, 6/1/31	1,461,000	1,270,701
American Water Capital Corp., 5.25%, 3/1/35	2,038,000	2,033,679
		3,304,380
Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., 5.30%, 2/15/34	800,000	787,469
T-Mobile USA, Inc., 2.55%, 2/15/31	1,277,000	1,131,527
T-Mobile USA, Inc., 2.25%, 11/15/31	884,000	758,227
T-Mobile USA, Inc., 5.125%, 5/15/32	1,798,000	1,814,137
Vodafone Group PLC, 6.25%, 11/30/32	400,000	428,588
Vodafone Group PLC, 6.15%, 2/27/37	2,665,000	2,812,786
Vodafone Group PLC, 5.00%, 5/30/38	775,000	734,390
		8,467,124
TOTAL CORPORATE BONDS (Cost $687,637,466)		680,738,022
U.S. TREASURY SECURITIES — 21.8%
U.S. Treasury Bonds, 1.375%, 11/15/40	6,875,000	4,291,772
U.S. Treasury Bonds, 1.875%, 2/15/41	6,269,000	4,224,963
U.S. Treasury Bonds, 2.25%, 5/15/41	8,220,000	5,854,342
U.S. Treasury Bonds, 2.00%, 11/15/41	12,195,000	8,223,527
U.S. Treasury Bonds, 2.75%, 8/15/42	8,620,000	6,465,337
U.S. Treasury Bonds, 3.125%, 2/15/43	10,920,000	8,611,017
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	4,533,750
U.S. Treasury Bonds, 3.625%, 2/15/44	7,233,000	6,072,047
U.S. Treasury Notes, 2.875%, 6/15/25	16,050,000	16,040,114
U.S. Treasury Notes, 4.625%, 6/30/25	10,100,000	10,101,579
U.S. Treasury Notes, 0.25%, 7/31/25	19,400,000	19,272,710
U.S. Treasury Notes, 2.875%, 7/31/25	10,460,000	10,434,889
U.S. Treasury Notes, 3.125%, 8/15/25	13,610,000	13,575,340
U.S. Treasury Notes, 0.25%, 8/31/25	17,500,000	17,328,954
U.S. Treasury Notes, 2.75%, 8/31/25	9,800,000	9,763,539
U.S. Treasury Notes, 5.00%, 8/31/25	5,000,000	5,006,947
U.S. Treasury Notes, 3.50%, 9/15/25	15,790,000	15,751,335

U.S. Treasury Notes, 0.25%, 9/30/25	8,323,400	8,214,104
U.S. Treasury Notes, 0.25%, 10/31/25	8,100,000	7,966,330
U.S. Treasury Notes, 1.50%, 2/15/30	9,250,000	8,288,506
U.S. Treasury Notes, 0.625%, 5/15/30	9,250,000	7,869,727
U.S. Treasury Notes, 4.125%, 8/31/30(3)	8,590,000	8,640,668
U.S. Treasury Notes, 3.75%, 12/31/30	15,030,000	14,815,412
U.S. Treasury Notes, 4.25%, 2/28/31	9,275,000	9,369,199
U.S. Treasury Notes, 2.75%, 8/15/32	6,745,000	6,145,591
TOTAL U.S. TREASURY SECURITIES (Cost $239,514,507)		236,861,699
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.1%
GNMA, 3.50%, TBA	5,000,000	4,448,939
GNMA, 4.50%, TBA	10,000,000	9,436,119
GNMA, 5.00%, TBA	20,000,000	19,406,152
GNMA, 5.50%, TBA	24,500,000	24,330,605
GNMA, 6.00%, TBA	7,500,000	7,550,992
GNMA, 6.00%, TBA	6,000,000	6,059,075
GNMA, 6.00%, TBA	4,500,000	4,536,923
GNMA, 5.50%, TBA	10,500,000	10,415,918
UMBS, 2.00%, TBA	4,000,000	3,613,244
UMBS, 2.00%, TBA	2,000,000	1,805,841
UMBS, 3.00%, TBA	6,000,000	5,106,322
UMBS, 3.00%, TBA	3,000,000	2,553,044
UMBS, 3.50%, TBA	6,000,000	5,730,408
UMBS, 3.50%, TBA	3,000,000	2,981,719
UMBS, 4.00%, TBA	21,000,000	19,236,628
UMBS, 4.00%, TBA	12,000,000	10,995,640
UMBS, 4.00%, TBA	3,000,000	2,904,352
UMBS, 4.50%, TBA	16,500,000	15,564,231
UMBS, 4.50%, TBA	16,500,000	15,555,852
UMBS, 4.50%, TBA	7,500,000	7,388,733
UMBS, 5.00%, TBA	15,000,000	14,509,639
UMBS, 5.00%, TBA	9,000,000	8,712,815
UMBS, 5.50%, TBA	4,000,000	3,960,271
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $206,965,014)		206,803,462
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FHLB, 4.00%, 10/9/26	450,000	449,627
FHLB, 3.25%, 11/16/28	820,000	803,587
FHLMC, 0.375%, 7/21/25	600,000	596,861
FHLMC, 0.375%, 9/23/25	1,000,000	987,944
FHLMC, 0.65%, 10/27/25	690,000	679,562
FHLMC, 6.75%, 9/15/29	260,000	288,722
FHLMC, 6.25%, 7/15/32	1,400,000	1,572,462
FNMA, 2.125%, 4/24/26	957,000	939,730
FNMA, 6.25%, 5/15/29	485,000	525,340
FNMA, 7.25%, 5/15/30	610,000	699,124
FNMA, 6.625%, 11/15/30	597,000	671,285
FNMA, 5.625%, 7/15/37	1,400,000	1,513,381
Tennessee Valley Authority, 7.125%, 5/1/30	1,010,000	1,149,120
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	423,090
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,289,527)		11,299,835

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 3.875%, 2/14/28	1,045,000	1,044,076
Export Development Canada, 4.125%, 2/13/29	935,000	939,418
		1,983,494
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	436,064
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,420,396)		2,419,558
SHORT-TERM INVESTMENTS — 10.9%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,201,488	5,201,488
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,378,460	6,378,460
		11,579,948
Treasury Bills(5) — 9.8%
U.S. Treasury Bills, 4.34%, 6/3/25	10,000,000	9,998,827
U.S. Treasury Bills, 4.32%, 6/10/25	10,000,000	9,990,600
U.S. Treasury Bills, 4.34%, 6/12/25	12,500,000	12,485,258
U.S. Treasury Bills, 4.31%, 6/20/25	10,000,000	9,978,850
U.S. Treasury Bills, 4.34%, 6/24/25	4,000,000	3,989,660
U.S. Treasury Bills, 4.33%, 7/1/25	1,000,000	996,603
U.S. Treasury Bills, 4.35%, 7/17/25	10,000,000	9,947,283
U.S. Treasury Bills, 4.35%, 7/22/25	6,000,000	5,964,874
U.S. Treasury Bills, 4.34%, 8/7/25	10,000,000	9,922,542
U.S. Treasury Bills, 4.41%, 8/14/25	15,000,000	14,871,375
U.S. Treasury Bills, 4.35%, 8/19/25	4,000,000	3,963,367
U.S. Treasury Bills, 4.37%, 8/21/25	5,000,000	4,953,042
U.S. Treasury Bills, 4.36%, 8/28/25	3,000,000	2,969,295
U.S. Treasury Bills, 4.36%, 9/23/25	6,000,000	5,920,595
		105,952,171
TOTAL SHORT-TERM INVESTMENTS (Cost $117,518,555)		117,532,119
TOTAL INVESTMENT SECURITIES — 115.8% (Cost $1,265,345,465)		1,255,654,695
OTHER ASSETS AND LIABILITIES — (15.8)%		(170,975,971)
TOTAL NET ASSETS — 100.0%		$1,084,678,724

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	10	September 2025	$1,127,813	$(332)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 44	Sell	1.00%	6/20/30	$24,000,000	$439,521	$90,749	$530,270
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,161,006. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,898,965, which represented 1.6% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,022,765.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,378,460.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$680,738,022	—
U.S. Treasury Securities	—	236,861,699	—
U.S. Government Agency Mortgage-Backed Securities	—	206,803,462	—
U.S. Government Agency Securities	—	11,299,835	—
Sovereign Governments and Agencies	—	2,419,558	—
Short-Term Investments	$11,579,948	105,952,171	—
	$11,579,948	$1,244,074,747	—
Other Financial Instruments
Swap Agreements	—	$530,270	—
Liabilities
Other Financial Instruments
Futures Contracts	$332	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.